CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS In Thousands, except Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY
Net revenues:
Third parties	$ 351,154	2,149,062	2,073,437
Related parties	209,430	1,281,715	768,280
Total net revenues	560,584	3,430,777	2,841,717
Cost of revenues	(535,750)	(3,278,790)	(2,905,472)
Gross profit (loss)	24,834	151,987	(63,755)
Operating expenses:
Selling expenses	(41,066)	(251,321)	(232,905)
General and administrative expenses	(35,233)	(215,624)	(194,054)
Research and development expenses	(11,127)	(68,097)	(64,111)
Total operating expenses	(87,426)	(535,042)	(491,070)
Operating loss	(62,592)	(383,055)	(554,825)
Interest expense	(38,955)	(238,407)	(225,588)
Interest income	2,138	13,084	12,604
Exchange gains (losses)	5,723	35,023	(12,794)
Changes in fair value of derivative contracts	4,690	28,703	8,014
Changes in fair value of conversion feature of convertible bonds	(6,317)	(38,662)	(7,103)
Loss on extinguishment of debt			(82,713)
Other income	698	4,275	6,526
Other expenses	(2,540)	(15,545)	(12,241)
Loss before income taxes	(97,155)	(594,584)	(868,120)
Income tax expenses	(42,104)	(257,676)	(24,329)
Net loss attributable to Hanwha SolarOne Co., Ltd.'s shareholders	(139,259)	(852,260)	(892,449)
Net loss attributable to Hanwha SolarOne Co., Ltd.'s shareholders per share:
Basic	$ (0.33)	(2.01)	(2.11)
Diluted	$ (0.33)	(2.01)	(2.11)
Number of shares used in computation of net loss per share:
Basic	423,114,098	423,114,098	422,031,787
Diluted	423,114,098	423,114,098	422,031,787
Other comprehensive loss, net of tax
Foreign currency translation adjustment	(36)	(221)	(861)
Comprehensive loss attributable to Hanwha SolarOne Co., Ltd.'s shareholders	$ (139,295)	(852,481)	(893,310)